CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 36,338	$ 36,318
Trade receivables (net of allowance for doubtful accounts of $12,229 and $12,162 at December 31, 2015 and 2016, respectively)	107,395	116,683
Other accounts receivable and prepaid expenses	17,076	23,779
Inventories	45,647	49,690
Total current assets	206,456	226,470
NON-CURRENT ASSETS:
Deferred tax assets, net	1,344	1,822
Severance pay and pension fund	4,575	4,681
Other accounts receivable	2,746	2,178
PROPERTY AND EQUIPMENT, NET	27,560	28,906
INTANGIBLE ASSETS, NET	1,544	3,192
Total long-term assets	37,769	40,779
Total assets	244,225	267,249
CURRENT LIABILITIES:
Short-term loans	17,000	34,922
Trade payables	68,408	73,638
Deferred revenues	2,673	8,901
Other accounts payable and accrued expenses	22,425	27,052
Total current liabilities	110,506	144,513
LONG-TERM LIABILITIES:
Accrued severance pay and pensions	9,198	9,276
Other long-term liabilities	8,357	10,639
Total long-term liabilities	17,555	19,915
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2015 and 2016; Issued: 81,118,387 and 81,250,452 shares at December 31, 2015 and 2016, respectively; Outstanding: 77,636,864 and 77,768,929 shares at December 31, 2015 and 2016, respectively	214	214
Additional paid-in capital	409,320	408,174
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2015 and 2016	(20,091)	(20,091)
Accumulated other comprehensive loss	(7,848)	(8,616)
Accumulated deficit	(265,431)	(276,860)
Total shareholders' equity	116,164	102,821
Total liabilities and shareholders' equity	$ 244,225	$ 267,249